NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2022
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

38. NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

Effective for annual periods beginning on or after January 1, 2023

●	Amendments to IAS 8, Definition of Accounting Estimates

The amendments to clarify the definition of accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty. The effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates unless they result from the correction of prior period errors.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IAS 1, Disclosure of Accounting Policies

The amendments to clarify entity shall disclose material accounting policy information. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 17, Insurance Contract, will be effective on January 1, 2023, are considered to be not applicable to the Group’s consolidated financial statements.
●	Amendments to IAS 12, Deferred tax related to asset and liabilities arising from a single transaction

The amendments introduce an exception to the initial recognition exemption. Applying this exception, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

Effective for annual periods beginning on or after January 1, 2024

●	Amendments to IAS 1, Classification of Liabilities as Current or Non-current

The amendments clarify the criteria for determining whether to classify a liability as current or non-current. Entity shall classify a liability as current when:

-	it expects to settle the liability in its normal operating cycle;
-	it holds the liability primarily for the purpose of trading;
-	the liability is due to be settled within twelve months after the reporting period; or
-	it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.

An entity’s right to defer settlement of a liability arising from a loan arrangement for at least twelve months after the reporting period may be subject to the entity complying with conditions specified in that loan arrangement (‘covenants’).  If an entity is required to comply with the covenant on or before the end of the reporting period. Such a covenant:

a.	affects whether the right exists at the end of the reporting period if an entity is required to comply with the covenant on or before the end of the reporting period. Such a covenant affects whether the right exists at the end of the reporting period even if compliance with the covenant is assessed only after the reporting period.
b.	do not affect whether that right exists at the end of the reporting period if an entity is required to comply with the covenant only after the reporting period.

Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period. An entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

●	Amendments to IFRS 16, Lease liability in a sale and leaseback

The amendment requires a seller-lessee to subsequently measure lease liabilities arising in a sale and leaseback transaction, to ensure the seller- lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

These amendments are not expected to have an impact to the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.

The effective date was postponed to a date yet to be determined

●	Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations.

These amendments are not expected to impact the Group’s consolidated financial position or performance. The Group intends to adopt these amendments in future periods when they become effective.